7. Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2014
Schedule stock options under the 2009 Stock Option Plan
Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.75 (yrs) - 3.5 (yrs)

Expected volatility	48.32% - 67.08%

Risk-free interest rate	0.35% - 1.88%

Expected dividend yield	0.00%

Schedule of assumptions for option valuation
Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.75 (yrs) - 3.5 (yrs)

Expected volatility	48.32% - 67.08%

Risk-free interest rate	0.35% - 1.88%

Expected dividend yield	0.00%

Stock Option Plan 2009
Plan Activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2013	970,000	$0.51
Granted	1,505,000	0.25
Exercised	––	––
Expired	(160,000)	0.25
Balance as of December 31, 2013	2,315,000	$0.35
Granted	50,000	$0.12
Exercised	––	––
Expired	(674,500)	0.49
Balance as of December 31, 2014	1,690,500	$0.29

Schedule stock options under the Plan
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.48	345,500	1.20	$0.48	345,500	$0.48
$0.25	1,295,000	3.10	$0.25	971,250	$0.25
$0.12	50,000	4.10	$0.12	12,500	$0.12
$0.12 to 0.48	1,690,500	2.74	$0.29	1,329,250	$0.32

Directors Plan
Plan Activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2013	210,000	0.35
Granted	60,000	0.18
Exercised	––	––
Expired	––	––
Balance as of December 31, 2013	270,000	0.31
Granted	60,000	0.13
Exercised	––	––
Expired	(165,000)	––
Balance as of December 31, 2014	165,000	$0.24

Schedule stock options under the Plan
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.12-0.14	45,000	4.32	$0.13	30,000	$0.13

$0.16-0.20	30,000	3.30	$0.18	30,000	$0.18

$0.25-0.26	30,000	2.30	$0.26	30,000	$0.26

$0.27-0.41	30,000	.40	$0.34	30,000	$0.34

$0.35-0.36	30,000	1.30	$0.36	30,000	$0.36
$0.12-0.41	165,000	2.5	$0.24	165,000	$0.24